Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade suppliers	$ 74,877	$ 47,868
Payroll and labour related liabilities	26,421	21,008
Value added tax and other tax payable	9,142	8,040
Cash-settled equity awards	8,796	6,684
Other accrued liabilities	1,468	1,003
Accounts payable and accrued liabilities	$ 120,704	$ 84,603